Major transactions - Discontinued operations (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2025 CNY (¥)
Major transactions
Cost of revenue		$ (16,653)	$ (4,980)	$ (1,565)
Gross profit		49,436	2,495	1,169
Operating expenses
Research and development expenses		(10,812)	(452)	(448)
Sales and marketing expenses		(7,933)	(80)	(10)
General and administrative expenses		28,096	7,269	4,355
Total operating expenses		(46,841)	(7,801)	(4,813)
Operating (loss)/profit		2,595	(5,306)	(3,644)
Other gains, net		548	104	(145)
Loss from discontinued operations before income taxes		(3,598)	$ 23,273	$ 13,536
Loss from discontinued operations		(2,035)
Discontinued operations
Operating expenses
Loss from discontinued operations before income taxes		2,345
Myhayo Group
Major transactions
Shareholding percentage transferred	0.368%
Consideration for sale of discontinued operation	$ 257				¥ 2,000
Revenues		4,795
Cost of revenue		(3,877)
Gross profit		918
Operating expenses
Research and development expenses		(95)
Sales and marketing expenses		(849)
General and administrative expenses		(2,057)
Total operating expenses		(3,001)
Operating (loss)/profit		(2,083)
Interest expense, net		(25)
Other gains, net		25
Loss from discontinued operations before income taxes		(2,083)
Income tax credit		310
Loss from discontinued operations		(1,773)
Less: net loss attributable to non-controlling interests		1,121
Net loss from discontinued operations attributable to owners of the Company		(652)
Net cash generated from discontinued operating activities		1,264
Net cash used in discontinued investing activities		(414)
Net cash generated from discontinued financing activities		$ 4